Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commissions and fees
Lending business	1,814	1,513	1,296
Investment and portfolio management	3,944	3,715	3,768
Other securities business	106	110	120
Fiduciary business	4,050	3,825	3,888
Underwriting	1,647	1,561	1,479
Brokerage	3,933	3,686	4,055
Underwriting and brokerage	5,580	5,247	5,534
Other services	1,782	2,139	1,920
Commissions and fees	13,226	12,724	12,638
Bank
Commissions and fees
Lending business	1,774	1,474	1,247
Investment and portfolio management	3,854	3,625	3,653
Other securities business	101	137	68
Fiduciary business	3,955	3,762	3,721
Underwriting	1,681	1,561	1,479
Brokerage	3,901	3,654	4,016
Underwriting and brokerage	5,582	5,215	5,495
Other services	1,747	2,098	1,897
Commissions and fees	13,058	12,549	12,360